SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Intangible Assets (Details)	12 Months Ended
Dec. 31, 2024
Software [Member] | Minimum [Member]
Intangible assets [Abstract]
Useful lives of intangible assets	3 years
Software [Member] | Maximum [Member]
Intangible assets [Abstract]
Useful lives of intangible assets	10 years
Patents, Trademarks and Other Rights [Member] | Minimum [Member]
Intangible assets [Abstract]
Useful lives of intangible assets	3 years
Patents, Trademarks and Other Rights [Member] | Maximum [Member]
Intangible assets [Abstract]
Useful lives of intangible assets	5 years
Technologies [Member]
Intangible assets [Abstract]
Useful lives of intangible assets	3 years